additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 610	$ 554	$ 605	$ 550
Redemptions, repayments or payments	(610)	(554)	(1,215)	(1,104)
Other	634	577	1,244	1,131
Ending	634	577	634	577
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	205	123	408	314
Other	(205)	(123)	(408)	(314)
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	610	554	605	550
Redemptions, repayments or payments	(405)	(431)	(807)	(790)
Other	429	454	836	817
Ending	634	577	634	577
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	1,325	104	922	104
Issued or received		1,040	392	1,040
Redemptions, repayments or payments	(330)	(100)	(330)	(100)
Foreign exchange movement	(73)		(62)
Ending	922	1,044	922	1,044
Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings - liability (asset)
Changes in liabilities arising from financing activities
Beginning	(6)		2
Issued or received			7
Redemptions, repayments or payments	(60)		(60)
Foreign exchange movement	67		52
Ending	1		1
Short-term borrowings including Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings - liability (asset)
Changes in liabilities arising from financing activities
Beginning	1,319	104	924	104
Issued or received		1,040	399	1,040
Redemptions, repayments or payments	(390)	(100)	(390)	(100)
Foreign exchange movement	(6)		(10)
Ending	923	1,044	923	1,044
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	28,659	29,373	28,786	27,362
Issued or received	8,178	1,829	10,611	4,999
Redemptions, repayments or payments	(4,757)	(3,708)	(7,517)	(5,161)
Foreign exchange movement	(55)	16	(21)	53
Other	388	634	554	891
Ending	32,413	28,144	32,413	28,144
Long-term debt
Changes in liabilities arising from financing activities
Beginning	28,659	29,373	28,786	27,362
Issued or received	6,469	1,222	8,132	3,789
Redemptions, repayments or payments	(3,048)	(3,101)	(5,038)	(3,951)
Foreign exchange movement	(55)	16	(21)	53
Other	388	634	554	891
Ending	32,413	28,144	32,413	28,144
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	21,277	22,194	22,077	20,301
Issued or received				1,800
Redemptions, repayments or payments		(1,100)	(800)	(1,100)
Foreign exchange movement	(238)	45	(242)	150
Other	6	6	10	(6)
Ending	21,045	21,145	21,045	21,145
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	2,116	1,172	1,404	1,021
Issued or received	662	1,165	2,124	1,876
Redemptions, repayments or payments	(1,690)	(588)	(2,440)	(1,172)
Foreign exchange movement	(97)	11	(97)	35
Ending	991	1,760	991	1,760
TELUS Corporation credit facilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning		1,144		1,144
Issued or received	770		770
Redemptions, repayments or payments	(764)	(1,144)	(764)	(1,144)
Foreign exchange movement	(6)		(6)
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	200	200	200	200
Ending	200	200	200	200
TELUS Corporation junior subordinated notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	4,451		4,451
Foreign exchange movement	(5)		(5)
Other	(32)		(32)
Ending	4,414		4,414
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,649	1,791	1,703	1,781
Issued or received	306	57	507	113
Redemptions, repayments or payments	(256)	(121)	(509)	(211)
Foreign exchange movement	(91)	18	(93)	63
Other	2		2	(1)
Ending	1,610	1,745	1,610	1,745
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	580	282	588	288
Redemptions, repayments or payments	(129)	(1)	(137)	(7)
Other	117	332	117	332
Ending	568	613	568	613
Other (unsecured) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	280		280
Foreign exchange movement	(7)		(7)
Ending	273		273
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	2,902	2,583	2,882	2,614
Redemptions, repayments or payments	(176)	(154)	(369)	(332)
Foreign exchange movement	7	2	19	8
Other	360	257	561	398
Ending	3,093	2,688	3,093	2,688
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	(65)	7	(68)	13
Issued or received	1,709	607	2,479	1,210
Redemptions, repayments or payments	(1,742)	(600)	(2,498)	(1,195)
Foreign exchange movement	382	(60)	410	(203)
Other	(65)	39	(104)	168
Ending	219	(7)	219	(7)
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(1,709)	(607)	(2,479)	(1,210)
Redemptions, repayments or payments	$ 1,709	$ 607	$ 2,479	$ 1,210